Risks, Uncertainties, and Concentrations (Details) - Metropolitan Commercial Bank 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Risks, Uncertainties, and Concentrations
Fair value of four investments	$ 22,942,549	$ 22,942,549
Fair value of three investments	$ 13,471,197	$ 13,471,197